UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.6%

Principal Amount (000’s omitted)	Security	Value

Education — 11.2%
$ 1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,032,220
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,914,511
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	517,295
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,066,006
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,077,520
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,613,125
		$13,220,677

Electric Utilities — 2.3%
$ 2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,658,175
		$2,658,175

Escrowed / Prerefunded — 1.4%
$ 1,590	Tahoe Forest, Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	$1,697,150
		$1,697,150

General Obligations — 4.2%
$ 1,100	California, 5.25%, 4/1/30	$1,162,997
3,500	California, 5.50%, 11/1/33	3,828,265
		$4,991,262

Hospital — 25.4%
$ 4,200	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$4,394,418
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	797,220
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,097,808
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,847,177
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	888,556

$ 3,100	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	$3,307,297
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,746,360
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,846,880
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,620,195
1,500	Duarte, Hope National Medical Center, (City of Hope), 5.25%, 4/1/24	1,546,740
1,000	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,030,710
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	434,272
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,117,600
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,114,500
2,000	Washington Township Hospital Health Care District, 5.25%, 7/1/29	2,058,300
		$29,848,033

Housing — 1.1%
$ 753	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$804,895
431	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	456,558
		$1,261,453

Industrial Development Revenue — 2.2%
$ 2,500	California Statewide Communities Development Authority, (Anheuser Bush Project), 4.80%, 9/1/46	$2,527,375
		$2,527,375

Insured-Education — 7.3%
$ 6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	$2,046,223
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,380,395
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,160,140
		$8,586,758

Insured-Electric Utilities — 15.7%
$ 3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,408,047
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,680,925

$ 3,625	Los Angeles Department of Water and Power, Power System Revenues, (FSA), 4.625%, 7/1/37	$3,710,477
2,875	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)	3,028,022
1,995	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)	2,101,187
2,563	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.63%, 7/1/29 (2)(3)	2,835,278
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.775%, 7/1/16 (2)(4)	712,175
		$18,476,111

Insured-Escrowed/Prerefunded — 4.9%
$ 5,130	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,322,710
2,500	Los Angeles County, Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/30	2,659,400
710	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, (AGC), 5.00%, 7/1/45	775,959
		$5,758,069

Insured-General Obligations — 17.3%
$ 1,650	California, RITES, (AMBAC), Variable Rate, 11.014%, 5/1/26 (2)(4)	$2,008,710
7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	1,718,360
4,825	Coast Community College District, (FSA), 0.00%, 8/1/35	1,118,966
2,500	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (2)(4)	2,964,900
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (1)	5,704,016
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,193,950
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,663,949
		$20,372,851

Insured-Hospital — 6.2%
$ 3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (5)	$3,330,368
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	3,940,562
		$7,270,930

Insured-Lease Revenue / Certificates of Participation — 9.7%
$ 6,500	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,253,275
10,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,847,282
6,000	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/28	2,347,980
		$11,448,537

Insured-Special Tax Revenue — 2.7%
$ 3,170	San Francisco Bay Area Rapid Transportation District Sales, Tax Revenue, (FSA), 4.25%, 7/1/36	$3,156,654
		$3,156,654

Insured-Transportation — 14.2%
$ 5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,887,050
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,756,480
7,545	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28 (1)	7,755,707
750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	899,468
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	3,419,300
		$16,718,005

Insured-Water and Sewer — 4.6%
$ 5,500	Calleguas Las Virgines Public Financing Authority, (MBIA), 4.25%, 7/1/32	$5,449,125
		$5,449,125

Insured-Water Revenue — 5.4%
$ 4,400	Los Angeles, Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	$3,565,188
2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	2,707,724
		$6,272,912

Lease Revenue/Certificates of Participation — 3.9%
$ 4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,540,400
		$4,540,400

Other Revenue — 1.3%
$ 1,425	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	$1,538,815
		$1,538,815

Senior Living / Life Care — 0.8%
$ 175	California Statewide Communities Development Authority, (Presbyterian Senior Living), 4.75%, 11/15/26	$178,677
700	California Statewide Communities Development Authority, (Presbyterian Senior Living), 4.875%, 11/15/36	715,169
		$893,846

Special Tax Revenue — 16.8%
$ 1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,517,850
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	292,661
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	469,080
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,673,042
200	Eastern California Municipal Water District, Special Tax Revenue District No. 2004-27 Cottonwood, 5.00%, 9/1/27	203,712
500	Eastern California Municipal Water District, Special Tax Revenue District No. 2004-27 Cottonwood, 5.00%, 9/1/36	508,135
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,665,843
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	514,535
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,375,953
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	430,487
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	769,170
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,564,525
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,039,278
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	733,348
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,395,132
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,601,415
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	252,008

$ 500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	$504,270
250	Temecula, California Unified School District, 5.00%, 9/1/27	257,533
400	Temecula, California Unified School District, 5.00%, 9/1/37	409,576
500	Turlock Public Financing Authority, 5.45%, 9/1/24	517,640
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,045,230
		$19,740,423

Transportation — 1.0%
$ 1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,202,994
		$1,202,994
Total Tax-Exempt Investments — 159.6%
(identified cost $173,550,097)		$187,630,555

Other Assets, Less Liabilities — (9.4)%		$(11,062,190)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.2)%		$(59,025,857)

Net Assets Applicable to Common Shares— 100.0%		$117,542,508

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CDC IXIS Financial Guaranty North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 55.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 23.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $10,059,878 or 8.6% of the Trust’s net assets applicable to common shares.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/07	122 U.S. Treasury Bond	Short	$(13,776,042)	$(13,778,375)	$(2,333)

Interest Rate Swaps

At February 28, 2007, the Trust had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $4,400,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $77,814 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap agreement with JP Morgan Chase Bank, N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.984% on the notional amount of $7,000,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 25, 2007. The value of the contract, which terminates October 25, 2027, is recorded as a payable for open interest rate swap contracts of $122,830 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap agreement with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $4,400,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $48,396 at February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$159,196,791
Gross unrealized appreciation	$14,446,264
Gross unrealized depreciation	—
Net unrealized appreciation	$14,446,264

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007